Benefit Plans (Movements In Other Comprehensive Earnings (Losses)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other movements during the year:
Total movements in other comprehensive earnings (losses)	$ (937)	$ (242)	$ 36
Accumulated Other Comprehensive Losses [Member]
Amortization:
Net losses	105	84	62
Prior service cost	8	10	6
Net transition obligation	1
Other income/expense:
Net (gains) losses	3	(1)	4
Prior service cost		3	(2)
Deferred income taxes	(23)	(20)	(16)
Amounts transferred to earnings as components of net periodic benefit cost	94	76	54
Other movements during the year:
Net gains (losses)	(1,160)	(358)	(16)
Prior service cost	(17)	(3)	(48)
Deferred income taxes	148	43	46
Other movements during the year	(1,029)	(318)	(18)
Total movements in other comprehensive earnings (losses)	(935)	(242)	36
Accumulated Other Comprehensive Losses [Member] | Pension [Member]
Amortization:
Net losses	63	44	38
Prior service cost	9	10	6
Net transition obligation	1
Other income/expense:
Net (gains) losses	3	(1)	4
Prior service cost		3	(2)
Deferred income taxes	(10)	(8)	(9)
Amounts transferred to earnings as components of net periodic benefit cost	66	48	37
Other movements during the year:
Net gains (losses)	(1,042)	(294)	169
Prior service cost	(17)	(3)	(46)
Deferred income taxes	110	23	3
Other movements during the year	(949)	(274)	126
Total movements in other comprehensive earnings (losses)	(883)	(226)	163
Accumulated Other Comprehensive Losses [Member] | Postretirement [Member]
Amortization:
Net losses	3	1	1
Prior service cost	(1)
Other income/expense:
Deferred income taxes	(1)
Amounts transferred to earnings as components of net periodic benefit cost	1	1	1
Other movements during the year:
Net gains (losses)	(11)	(20)	(5)
Prior service cost			(2)
Deferred income taxes	5	6	2
Other movements during the year	(6)	(14)	(5)
Total movements in other comprehensive earnings (losses)	(5)	(13)	(4)
Accumulated Other Comprehensive Losses [Member] | Postemployment Benefit Plans [Member]
Amortization:
Net losses	39	39	23
Other income/expense:
Deferred income taxes	(12)	(12)	(7)
Amounts transferred to earnings as components of net periodic benefit cost	27	27	16
Other movements during the year:
Net gains (losses)	(107)	(44)	(180)
Deferred income taxes	33	14	41
Other movements during the year	(74)	(30)	(139)
Total movements in other comprehensive earnings (losses)	$ (47)	$ (3)	$ (123)